Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000242810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EPI
C000150665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176623
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000205081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(11.06%)		15.03%	5.71%
C000020152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000176622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	1.22%		12.65%	13.26%
C000020148
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(2.92%)		12.15%	13.26%
C000092785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000219848
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000092807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(5.49%)		6.91%	5.59%
C000089480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(9.32%)		6.41%	5.59%
C000092806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089269
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	5.95%		17.19%	11.31%
C000064960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	1.58%		16.67%	11.31%
C000019879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	55.70%		16.65%	10.20%
C000089457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	48.82%		16.15%	10.21%
C000092800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000092810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000150670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000089490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	(8.62%)		13.84%	6.05%
C000089488
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(12.29%)		13.32%	6.05%
C000089491
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000089463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	16.24%		7.93%	7.30%
C000089461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	11.36%		7.47%	7.31%
C000092801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
Without Sales Load [Member] | C000242810
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%	12.91%
Without Sales Load [Member] | C000150665
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.28%)		16.56%	6.49%
Without Sales Load [Member] | C000176623
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.19%)		16.70%	6.54%
Without Sales Load [Member] | C000205081
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.64%)		16.40%	6.33%
Without Sales Load [Member] | C000020152
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.57%)		16.28%	6.22%
Without Sales Load [Member] | C000176622
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%		13.84%	14.25%
Without Sales Load [Member] | C000020150
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%		12.65%	13.26%
Without Sales Load [Member] | C000020148
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%		13.49%	13.93%
Without Sales Load [Member] | C000092785
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%		13.54%	14.01%
Without Sales Load [Member] | C000089481
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.54%)		8.03%	6.56%
Without Sales Load [Member] | C000219848
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.40%)		8.14%	6.62%
Without Sales Load [Member] | C000092807
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.49%)		6.91%	5.59%
Without Sales Load [Member] | C000089480
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.75%)		7.68%	6.22%
Without Sales Load [Member] | C000092806
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.75%)		8.07%	6.48%
Without Sales Load [Member] | C000089269
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%		17.19%	11.31%
Without Sales Load [Member] | C000064960
Average Annual Return [Line Items]
Average Annual Return, Percent	7.78%		18.06%	11.97%
Without Sales Load [Member] | C000019879
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%		18.27%	12.19%
Without Sales Load [Member] | C000089460
Average Annual Return [Line Items]
Average Annual Return, Percent	58.37%		17.87%	11.19%
Without Sales Load [Member] | C000089459
Average Annual Return [Line Items]
Average Annual Return, Percent	56.70%		16.65%	10.20%
Without Sales Load [Member] | C000089457
Average Annual Return [Line Items]
Average Annual Return, Percent	57.89%		17.53%	10.86%
Without Sales Load [Member] | C000092800
Average Annual Return [Line Items]
Average Annual Return, Percent	58.14%		17.69%	11.02%
Without Sales Load [Member] | C000092810
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.64%)		15.06%	7.05%
Without Sales Load [Member] | C000150670
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.55%)		15.17%	7.14%
Without Sales Load [Member] | C000089490
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.62%)		13.84%	6.05%
Without Sales Load [Member] | C000089488
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.95%)		14.68%	6.68%
Without Sales Load [Member] | C000089491
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.86%)		14.78%	6.79%
Without Sales Load [Member] | C000089464
Average Annual Return [Line Items]
Average Annual Return, Percent	18.46%		9.08%	8.30%
Without Sales Load [Member] | C000089463
Average Annual Return [Line Items]
Average Annual Return, Percent	17.24%		7.93%	7.30%
Without Sales Load [Member] | C000089461
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%		8.75%	7.95%
Without Sales Load [Member] | C000092801
Average Annual Return [Line Items]
Average Annual Return, Percent	18.26%		8.88%	8.11%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%	17.95%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	7.22%		18.18%	11.80%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.25%		18.59%	12.50%
ALLSPRING Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(4.01%)		13.27%	6.30%
ALLSPRING Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(4.01%)		13.27%	6.30%
ALLSPRING Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(4.01%)		13.27%	6.30%
ALLSPRING Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(4.01%)		13.27%	6.30%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(4.86%)		10.78%	6.14%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(4.86%)		10.78%	6.14%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(4.86%)		10.78%	6.14%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(4.86%)		10.78%	6.14%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(4.86%)		10.78%	6.14%
ALLSPRING Index: FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	52.27%		14.47%	11.44%
ALLSPRING Index: FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	52.27%		14.47%	11.44%
ALLSPRING Index: FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	52.27%		14.47%	11.44%
ALLSPRING Index: FTSE Gold Mines Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Gold Mines Index
Average Annual Return, Percent	52.27%		14.47%	11.44%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(3.12%)		15.31%	6.07%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(3.12%)		15.31%	6.07%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(3.12%)		15.31%	6.07%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(3.12%)		15.31%	6.07%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	(3.12%)		15.31%	6.07%
ALLSPRING Index: S&P 500 Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Average Annual Return, Percent	23.87%		10.81%	9.54%
ALLSPRING Index: S&P 500 Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Average Annual Return, Percent	23.87%		10.81%	9.54%
ALLSPRING Index: S&P 500 Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Average Annual Return, Percent	23.87%		10.81%	9.54%
ALLSPRING Index: S&P 500 Utilities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Index
Average Annual Return, Percent	23.87%		10.81%	9.54%